Note 16 - Regulatory Restrictions (Details Textual) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Reserves Required by Federal Reserve Bank	$ 15.8	$ 2.9
Percent of Common Stock	10.00%
Amount Available for Payment of Dividends	$ 5.1